Disclosure of Amounts Recognised in Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Right-of-use Assets
Interest of lease liabilities (Note 5b)	$ 1